Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

(dollars in millions)	2013
Discontinued Operations:
Net sales	$309
Income from operations	$63
Income tax expense	(32)
Income from operations, net of income taxes	31
Loss on disposal	(33)
Income tax benefit	37
Net income from discontinued operations	$35